Lord Abbett

                                   Investment
                                Trust

                       o U.S. Government Securities Series
                       o Limited Duration U.S. Government Securities Series
                       o Balanced Series

                        -----------
                        SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MAY 31, 1998
                        -----------

                               [GRAPHIC OMITTED]

                                    Three portfolios to help you meet your goals

                                     [LOGO]

Report to Shareholders
For the Six-Month Period Ended May 31, 1998

[PHOTO OMITTED]


/s/ Robert S. Dow
-------------------------
ROBERT S. DOW
CHAIRMAN

JUNE 18, 1998

Table of Contents

U.S. Government Securities Series
-------------------------------------------------------
About the Series                                      1
Statement of Net Assets                               4

Limited Duration U.S. Government Securities Series
-------------------------------------------------------
About the Series                                      3
Statement of Net Assets                               6

Balanced Series
-------------------------------------------------------
About the Series                                      3
Statement of Net Assets                               7

Data On All Series
-------------------------------------------------------
Statements of Operations                              8
Statements of Changes in
 Net Assets                                           9
Financial Highlights                                 10
Notes to Financial Statements                        13

At the close of the first half of the fiscal year, the three portfolios in your Trust had combined assets of $2 billion. Below is an overview of each Series' performance for the six-month period ending May 31, 1998.

                                             U.S. Government Securities Series

                                                        6 Months Ended 5/31/98
                                           -----------------------------------

                                          Class A        Class B       Class C
------------------------------------------------------------------------------
Net asset value                             $2.60          $2.60         $2.61
Dividends                                   $ .09          $ .08         $ .08
Total return*+                              +3.8%          +3.9%         +3.8%

                                   Limited Duration
                                    U.S. Government
                                   Securities Series           Balanced Series

                              Six Months      Six Months                5/1/98**
                           Ended 5/31/98   Ended 5/31/98            to 5/31/98
                      --------------------------------------------------------
                      Class A    Class C         Class A    Class C    Class B
------------------------------------------------------------------------------
Net asset value       $  4.41    $  4.41         $ 12.91    $ 12.89    $ 12.90
Dividends             $   .12    $   .10         $   .24    $   .17    $   .04
Capital gains         $    --    $    --         $   .35    $   .35    $    --
Total return*+          +3.0%      +2.5%           +5.6%      +5.1%      -1.6%

In an environment of low inflation and strong U.S. economic growth, U.S. Government Securities Series and Limited Duration U.S. Government Securities Series both maintained a heavy concentration in investments we believed would provide extra yield over Treasuries, primarily mortgage-backed securities such as FNMAs. A small portion of the portfolio remained in straight agency bonds and very short-term cash-substitute securities. Going forward, we intend to maintain our overweighting in such higher-yielding U.S. Government securities. Should interest rates continue at low levels, or the Asian collapse become more severe, we plan to shift a greater portion of assets from mortgages and agencies into Treasuries.

On April 1, 1998, the Balanced Series adopted a "fund-of-funds" format, and as of May 31, 1998 assets were divided 55%/45% between shares of Lord Abbett Affiliated Fund (equity fund) and Lord Abbett Bond-Debenture Fund (fixed-income fund), respectively.++ Affiliated Fund benefited from an increased weighting in insurance stocks, which performed well, and is slowly building up its holdings in retail, publishing and airline stocks. Bond-Debenture Fund has continued to emphasize corporate high-yield bonds, focusing on asset values and growth prospects of the companies we believe are likely candidates for credit upgrades. The Fund has reduced exposure to cyclical industries, such as steel, chemicals and paper, because we believe companies in these sectors may experience difficulties in the current low-inflation environment.

Thank you for making Lord Abbett Investment Trust a part of your investment portfolio. We look forward to helping you meet your financial goals in the years ahead.

* Total return is the percent change in net asset value assuming the reinvestment of all distributions.

**  Commencements of offering Class shares.

+   Not annualized.

++ The portfolio is actively managed and as a result, asset allocation may change from time to time.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Total Return is Important to Fixed-Income Investors

Over the last 10 1/2 years, an investment in the Series provided relatively stable dividend income and, assuming the reinvestment of all distributions, grew by over 123%. The Series surpassed the increase in inflation (as measured by the Consumer Price Index) over the last 10 1/2 years.

Lord Abbett U.S. Government Securities Series Versus Inflation(1)(2) Growth of $100,000: 11/30/87 - 5/31/98

                    Fund           CPI
11/30/87            96104          100000
11/30/88            105358         104246
11/30/89            117633         109099
11/30/90            126827         115945
11/30/91            145032         119411
11/30/92            158438         123050
11/30/93            175383         126343
11/30/94            167942         129723
11/30/95            192950         133102
11/30/96            201444         137435
11/30/97            214886         139948
11/30/98            223117         141075

The U.S. Government Securities Series Distribution Rate on 5/31/98 was 6.15%(3)

SEC Returns

Average annual compound returns for the periods ended June 30, 1998 at the respective Class A share maximum sales charges,(4) with all distributions reinvested:

                                              Limited Duration
                             U.S. Government   U.S. Government
                        Securities Series(2)  Securities Series  Balanced Series
--------------------------------------------------------------------------------
 1 year:                        +5.10%             +4.10%             +7.70%
 5 years:                       +4.41%                n/a                n/a
10 years or Life of Series:     +7.63%             +3.10%(5)         +14.01%(5)

SEC yield for the 30 days
ended 6/30/98:                  +5.10%             +5.19%             +3.95%

The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in any Series of the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues separate classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Trust's current prospectus.

(1) Total return is the percent change in value, assuming the reinvestment of both dividends and capital gains distributions. The Series investment reflects the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000.

(2) Lord Abbett Investment Trust-U.S. Government Securities Series was established 7/15/96. Its predecessor, Lord Abbett U.S. Government Securities Fund, was established 9/19/32. Any performance relating to the Series for periods prior to 7/15/96 reflects performance of the Series' predecessor.

(3) Based on the Class A share maximum offering price.

(4) The Class A share maximum sales charge is 4.75% for the U.S. Government Securities Series and the Balanced Series and 3.00% for the Limited Duration U.S. Government Securities Series.

(5) Limited Duration U.S. Government Securities Series commenced operations 11/4/93; Balanced Series commenced operations 12/27/94.

ABOUT THE U.S. GOVERNMENT SECURITIES SERIES

Annual Total Returns Based on Calendar Year(1)


                                                                                                    1998
                                                                                                    (6 Months
                           1988   1989    1990   1991    1992   1993   1994   1995    1996   1997   only)

--------------------------------------------------------------------------------------------------------
Annual Total Return(1)     +7.8%  +12.7%  +9.3%  +16.9%  +7.1%  +9.2%  -4.3%  +15.7%  +1.7%  +9.2%  +3.7%
--------------------------------------------------------------------------------------------------------

(1) Total return reflects the percent change in value with both dividends and capital gains distributions reinvested. Results shown are at net asset value for Class A shares. For performance at the maximum Class A share sales charge, see page 1. See Important Information on page 4.

A Portfolio of High-Quality Securities

Conservative shareholders gain the comfort of owning U.S. Government securities, which have the top investment grade and carry the least credit risk among fixed-income securities.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Lord Abbett's Focus on Quality:
Representative Structure as of 5/31/98(1)

FNMA                    31.66%(2)

GNMA                    22.67%(2)

FHLMC                   20.36%(2)

U.S. Treasury Bonds      6.76%(2)

U.S. Treasury Notes     10.84%(2)

Other                    7.71%(2)

(1) The portfolio is actively managed and as a result, its composition will change from time to time.

(2) Percent of Total Long-Term Investments.


Who Owns the Series?

Investor Profile of Lord Abbett U.S. Government Securities Series
--------------------------------------------------------------------------
Fiduciaries      Trusts                                              3,774
                 Pension & profit-sharing plans                      4,923
                 Custodians for minors                               1,930
                 Estates                                               163
--------------------------------------------------------------------------
Institutions     Broker-held accounts                               28,745
                 Corporate organizations                               316
                 Religious, charitable & welfare organizations         246
                 Banks, credit unions & insurance companies            171
                 Cemeteries & hospitals                                 60
                 Government agencies                                    29
                 Colleges & universities                                17
--------------------------------------------------------------------------
Individuals      Single & joint accounts & IRAs                     39,198
--------------------------------------------------------------------------
Other                                                                  106
--------------------------------------------------------------------------
Total Accounts in the Series on 5/31/98                             79,678
--------------------------------------------------------------------------

ABOUT THE LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES

The Series invests in intermediate-term U.S. Government securities. A portfolio of these securities has generated a competitive distribution rate, with less volatility than longer term U.S. Government bonds.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

Lord Abbett Limited Duration U.S. Government Securities Series(1)
Growth of $100,000 (as of 5/31/98)

 1 Year    3 years  Life of Series
----------------------------------
$104,858  $112,411        $115,436

The Limited Duration U.S. Government Securities Series' Distribution Rate on 5/31/98 was 5.27%(2)

Total return shown, above and below, reflects the percent change in value for Class A shares with both dividends and capital gains reinvested.

ABOUT THE BALANCED SERIES

The Series allocates its assets between fixed-income securities and equity holdings, based on our economic outlook. This strategy has provided investors with strong total returns, while generating monthly income.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL]

Lord Abbett Balanced Series(3)
Growth of $100,000 (as of 5/31/98)

 1 Year    3 years  Life of Series
----------------------------------
$110,297  $142,110        $157,983

The Balanced Series' Average Annual Rate of Total Return Since Inception:
14.26%(2)

(1) The Limited Duration U.S. Government Securities Series commenced operations on 11/4/93. Results reflect the deduction of the reduced 2.50% sales charge applicable to Class A share investments of $100,000.

(2) Based on the Class A share maximum offering price.

(3) The Balanced Series commenced operations on 12/27/94. Results reflect the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000.

      For Series' performance at the respective maximum Class A share sales charges, see page 1.

Important Information

Each Series' respective SEC yield is calculated on its maximum offering price on 6/30/98, using a standard method which does not take into account certain portfolio strategies. Series' distribution rates differ from SEC yields primarily because each Series purchases short- and intermediate-term, high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset values of shares of the Series as the market values of the premium securities decrease over time. Dividends paid from this interest income are taxable to shareholders as ordinary income. Neither the U.S. Government Securities Series nor the Limited Duration U.S. Government Securities Series is insured or guaranteed by the U.S. Government.

Results quoted herein represent past performance based on the current sales charge schedules and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The U.S. Government Securities Series' sales charge structure has changed from the past. If interest rates rise, the value of bonds purchased by the Series would decrease, causing a decrease in the Series' share values. If used as sales material after 9/30/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statement of Net Assets

U.S. GOVERNMENT SECURITIES SERIES May 31, 1998

                                                                                                        Principal
                                 Investments                                                               Amount     Market Value
==================================================================================================================================
Investments in Securities 110.07%
==================================================================================================================================
U.S. Treasury 19.37%             U.S. Treasury Bonds 10 5/8% due 8/15/2015+                             $  2,497M    $  3,781,394
                                 U.S. Treasury Bonds Strips due 8/15/2020+                               528,033M      142,486,405
                                 U.S. Treasury Inflation Index Notes 3 5/8% due 7/15/2002                 80,275M       80,325,172
                                 U.S. Treasury Notes 6% due 6/30/1999+                                    20,000M       20,096,875
                                 U.S. Treasury Notes 6 3/8% due 9/30/2001                                 38,696M       39,578,753
                                 U.S. Treasury Notes 7 7/8% due 11/15/2004                                12,054M       13,511,781
                                 U.S. Treasury Strips due 2/15/2004+                                     111,000M       81,099,375
                                 Total                                                                                 380,879,755
---------------------------------------------------------------------------------------------------------------------=============
U.S. Government Agencies 1.53%   Federal National Mortgage Association 7.40% due 7/1/2004                 27,900M       30,136,359
---------------------------------------------------------------------------------------------------------------------=============
Federal Home Loan                6 1/2% due on an announced basis                                        197,150M      196,225,859
Mortgage Corporation             7% due on an announced basis                                             16,300M       16,549,594
Pass-Through Securities 22.41%   7% due 2027 to 2028                                                     212,790M      216,114,846
                                 10 1/2% due 5/1/2020                                                     10,568M       11,865,546
                                 Total                                                                                 440,755,845
---------------------------------------------------------------------------------------------------------------------=============
Federal National                 5 1/2% due 11/1/2025                                                      4,470M        4,233,057
Mortgage Association             6.21% due 11/7/2007                                                      41,010M       41,689,228
Pass-Through Securities 33.32%   6.24% due 3/1/2008                                                        3,295M        3,332,142
                                 6.31% due 4/1/2008                                                        2,848M        2,880,126
                                 6.39% due 1/1/2008                                                        7,356M        7,478,327
                                 6.395% due 3/1/2008                                                       3,261M        3,316,982
                                 6.46% due 2006 to 2008                                                   20,674M       21,072,076
                                 6 1/2% due on an announced basis                                        165,695M      166,567,115
                                 6 1/2% due 7/16/2007                                                     28,200M       29,244,281
                                 6.56% due 10/1/2007                                                      10,114M       10,393,262
                                 6.58% due 11/1/2004                                                       3,075M        3,148,478
                                 6.60% due 12/1/2007                                                       7,294M        7,539,798
                                 6 5/8% due 10/1/2007                                                      9,746M       10,058,489
                                 6.665% due 11/1/2007                                                      3,207M        3,316,188
                                 6.67% due 11/1/2004                                                       7,720M        7,940,451
                                 6.68% due 10/1/2007                                                       9,797M       10,147,145
                                 6.69% due 9/1/2007                                                        7,950M        8,238,589


Statement of Net Assets

U.S. GOVERNMENT SECURITIES SERIES May 31, 1998

                                                                                                        Principal
                                 Investments                                                               Amount     Market Value
==================================================================================================================================
                                 6.715% due 10/1/2005                                                   $  2,829M    $   2,927,176
                                 6 3/4% due 10/1/2007                                                      8,001M        8,322,402
                                 6.765% due 5/1/2007                                                       4,956M        5,154,864
                                 6.77% due 9/1/2004                                                        4,645M        4,795,376
                                 6.775% due 10/1/2007                                                      7,012M        7,308,336
                                 6.799% due 3/1/2007                                                       5,860M        6,101,281
                                 6.80% due 2004 to 2007                                                    7,863M        8,188,729
                                 6.805% due 3/1/2007                                                       4,950M        5,158,584
                                 6.825% due 11/1/2007                                                      4,280M        4,476,419
                                 6.84% due 10/1/2007                                                       2,711M        2,837,180
                                 6.86% due 10/1/2004                                                       6,595M        6,845,498
                                 6.907% due 6/1/2007                                                       5,135M        5,377,715
                                 6.91% due 3/1/2007                                                        4,950M        5,192,082
                                 6.935% due 4/1/2004                                                       4,884M        5,074,278
                                 6.96% due 4/2/2007                                                       25,160M       26,834,713
                                 6.98% due 6/1/2007                                                        1,080M        1,134,543
                                 7% due on an announced basis                                            104,500M      106,573,672
                                 7% due 2013                                                              24,353M       24,847,890
                                 7.033% due 6/1/2007                                                       2,456M        2,591,918
                                 7.0427% due 12/1/2006                                                    13,122M       13,817,409
                                 7.43% due 6/1/2007                                                        5,461M        5,921,875
                                 7 1/2% due 2009 to 2023                                                  53,220M       55,194,689
                                 Total                                                                                 655,272,363
---------------------------------------------------------------------------------------------------------------------=============
Government National              7% due 2026 to 2028                                                      53,738M       54,620,456
Mortgage Association             7 1/2% due 2025 to 2028                                                 267,556M      275,928,155
Pass-Through Securities 24.96%   8% due 2024 to 2028                                                     142,622M      148,457,684
                                 9% due 2018 to 2020                                                       5,897M        6,381,933
                                 10% due 2018 to 2019                                                      4,849M        5,362,714
                                 Total                                                                                 490,750,942
---------------------------------------------------------------------------------------------------------------------=============
Other 8.48%                      5.20% due 5/15/2005                                                       3,076M        3,051,434
                                 5 1/4% due 2018 to 2019                                                   6,788M        6,727,713
                                 5 3/4% due 7/25/2006                                                     10,000M        9,962,500
                                 5.80% due 7/15/2000                                                         743M          741,299
                                 6% due 2000 to 2019                                                     106,642M      106,518,967
                                 6.10625% due 1/25/2024                                                    9,345M        9,356,927
                                 6 1/8% due 5/16/2020                                                      3,330M        3,334,141
                                 6 1/2% due 3/18/2008                                                     27,015M       27,158,369
                                 Total                                                                                 166,851,350
                                 ------------------------------------------------------------------------------------=============
                                 Total Investments (Cost $2,141,587,801)                                             2,164,646,614
==================================================================================================================================
Other Assets, Less Liabilities (10.07)%
==================================================================================================================================
Other Assets
Short-term Investments           Federal Home Loan Mortgage Corp. 5% due 1999                              2,085M        2,074,353
                                 Federal Home Loan Mortgage Corp. 5 1/2% due 1999                          2,728M        2,716,279
                                 Federal Home Loan Mortgage Corp. 5.55% due 6/1/1998                      90,700M       90,658,051
                                 Federal Home Loan Mortgage Corp. 6% due 2/1/1999                          8,540M        8,522,774
                                 Federal National Mortgage Association 13% due 6/10/1998                 200,000M      200,468,750
                                 Total                                                                                 304,440,207
---------------------------------------------------------------------------------------------------------------------=============
Other (See Note 5)                                                                                                      89,654,368
---------------------------------------------------------------------------------------------------------------------=============
                                 Total Short-term Investments (Cost $394,494,925)                                      394,094,575
                                 ------------------------------------------------------------------------------------=============

Statement of Net Assets

U.S. GOVERNMENT SECURITIES SERIES May 31, 1998

==================================================================================================================================
Cash                                                                                                                $      192,178
--------------------------------------------------------------------------------------------------------------------==============
Receivable for:                  Securities sold                                                                       348,227,687
                                 Interest                                                                               11,567,985
                                 Other                                                                                     949,373
                                 Total Other Assets                                                                    755,031,798
==================================================================================================================================
Payable for:                     Securities purchased                                                                  937,836,238
                                 Other                                                                                  15,215,992
                                 Total Liabilities                                                                     953,052,230
                                 ------------------------------------------------------------------------------------=============
                                 Total Other Assets, Less Liabilities                                                 (198,020,432)
==================================================================================================================================
Net Assets 100.00%                                                                                                  $1,966,626,182
==================================================================================================================================
                                 Class A Shares-Net asset value ($1,785,573,239 / 686,052,078 shares outstanding)            $2.60
                                 Class B Shares-Net asset value ($16,513,707 / 6,351,465 shares outstanding)                 $2.60
                                 Class C Shares-Net asset value ($164,539,236 / 63,160,945 shares outstanding)               $2.61

                                 +Securities (or a portion of securities) on loan. See Note 5.

                       See Notes to Financial Statements.

Statement of Net Assets

LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES May 31, 1998

                                                                                                        Principal
                                 Investments                                                               Amount     Market Value
==================================================================================================================================
Investments in Securities 84.42%
==================================================================================================================================
U.S. Treasury 24.60%             U.S. Treasury Notes 3 5/8% due 7/15/2002                               $    145M    $     145,091
                                 U.S. Treasury Notes 6 1/4% due 4/30/2001                                  2,010M        2,046,117
                                 Total                                                                                   2,191,208
---------------------------------------------------------------------------------------------------------------------=============
U.S. Government Agencies .85%    Federal National Mortgage Association 7.40% due 7/1/2004                     70M           75,610
---------------------------------------------------------------------------------------------------------------------=============
Federal Home Loan
Mortgage Corporation
Pass-Through Securities 15.62%   7% due 9/1/2027                                                           1,370M        1,391,405
---------------------------------------------------------------------------------------------------------------------=============
Federal National                 6 1/2% due on an announced basis                                            550M          553,094
Mortgage Association             6 1/2% due 2007 to 2011                                                     483M          487,211
Pass-Through Securities 16.29%   6.67% due 11/1/2004                                                         100M          102,390
                                 6.80% due 1/1/2004                                                           99M          101,887
                                 6.86% due 10/1/2004                                                         100M          103,338
                                 6.935% due 4/1/2004                                                          99M          102,926
                                 Total                                                                                   1,450,846
---------------------------------------------------------------------------------------------------------------------=============
Government National              7% due 2/15/2028                                                            534M          542,310
Mortgage Association             8% due 4/15/2028                                                            170M          176,717
Pass-Through Securities 14.92%   10% due 6/15/2019                                                            49M           53,892
                                 10 1/2% due 2013 to 2020                                                    500M          556,635
                                 Total                                                                                   1,329,554
---------------------------------------------------------------------------------------------------------------------=============
Other 12.14%                     4 1/2% due 9/15/1998                                                          9M            9,267
                                 5 1/4% due 2015 to 2018                                                     162M          160,871
                                 5 1/2% due 7/25/2004                                                         90M           89,510
                                 5.65% due 7/15/2005                                                          98M           97,704
                                 5.80% due 7/15/2000                                                          83M           82,366

Statement of Net Assets

LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES May 31, 1998

                                                                                                        Principal
                                 Investments                                                               Amount     Market Value
==================================================================================================================================
                                 6% due 2000 to 2009                                                     $   459M    $     457,955
                                 6.10625% due 1/25/2024                                                      146M          146,410
                                 6 1/8% due 5/16/2020                                                         37M           37,369
                                 Total                                                                                   1,081,452
---------------------------------------------------------------------------------------------------------------------=============
                                 Total Investments (Cost $7,491,224)                                                     7,520,075
==================================================================================================================================
Other Assets, Less Liabilities 15.58%
==================================================================================================================================
Other Assets
                                 Federal Home Loan Mortgage Corp. 5% due 5/1/1999                            122M          121,712
                                 Federal Home Loan Mortgage Corp. 5 1/2% due 1998                            338M          336,976
                                 Federal Home Loan Mortgage Corp. 5.55% due 6/1/1998                       1,230M        1,229,431
                                 Financing Corp. due 6/27/1998                                               350M          348,742
                                 Total (Cost $2,053,157)                                                                 2,036,861
---------------------------------------------------------------------------------------------------------------------=============
Cash                                                                                                                        19,431
---------------------------------------------------------------------------------------------------------------------=============
Receivable for:                  Interest                                                                                   39,583
                                 Other                                                                                       1,200
                                 Total Other Assets                                                                      2,097,075
==================================================================================================================================
Payable for:                     Securities purchased                                                                      698,957
                                 Other                                                                                       9,881
                                 Total Liabilities                                                                         708,838
                                 ------------------------------------------------------------------------------------=============
                                 Total Other Assets, Less Liabilities                                                    1,388,237
==================================================================================================================================
Net Assets 100.00%                                                                                                   $   8,908,312
==================================================================================================================================

                                 Class A Shares-Net asset value ($5,334,222 / 1,210,022 shares outstanding)                  $4.41
                                 Class C Shares-Net asset value ($3,574,090 / 810,148 shares outstanding)                    $4.41

                       See Notes to Financial Statements.

Statement of Net Assets

BALANCED SERIES May 31, 1998

                                                                                                        Shares or
                                 Investments                                                     Principle Amount     Market Value
==================================================================================================================================
Investments in Securities 99.46%
==================================================================================================================================
                                 Lord Abbett Affiliated Fund, Inc.-Class Y                              1,186,465    $  17,939,353
                                 Lord Abbett Bond-Debenture Fund, Inc.-Class Y                          1,515,049       14,968,684
                                 Total (Cost $33,436,191)                                                               32,908,037
==================================================================================================================================
Other Assets, Less Liabilities .54%
==================================================================================================================================
Other Assets
Short-term Investments           Federal Home Loan Mortgage Corp. 5.55% due 6/1/1998                         161M          160,926
---------------------------------------------------------------------------------------------------------------------=============
Cash and Receivables, Net of Liabilities                                                                                    16,692
---------------------------------------------------------------------------------------------------------------------=============
                                 Total Other Assets, Less Liabilities                                                      177,618
==================================================================================================================================
Net Assets 100.00%                                                                                                   $  33,085,655
==================================================================================================================================
                                 Class A Shares-Net asset value ($27,461,919 / 2,127,149 shares outstanding)                $12.91
                                 Class B Shares-Net asset value ($328,173 / 25,449 shares outstanding)                      $12.90
                                 Class C Shares-Net asset value ($5,295,563 / 410,749 shares outstanding)                   $12.89

                          See Notes to Financial Statements.

Statements of Operations

                                                                                                     Six Months Ended May 31, 1998
                                                                                  ------------------------------------------------
                                                                                                     Limited Duration
                                                                                    U.S. Government   U.S. Government     Balanced
Investment Income                                                                 Securities Series  Securities Series      Series
==================================================================================================================================
Income        Interest                                                               $   85,053,347       $   306,351  $   219,195
              Dividends                                                                          --                --      322,016
              Total income                                                               85,053,347           306,351      541,211
              --------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                              5,393,850            23,929       95,377
              Management fee waived                                                              --           (23,929)     (60,754)
              12b-1 distribution plan-Class A                                             2,661,158                --           --
              12b-1 distribution plan-Class B                                                77,556                --          160
              12b-1 distribution plan-Class C                                               847,873            19,788       20,250
              Shareholder servicing                                                       1,528,330            12,489       32,347
              Reports to shareholders                                                       191,718               888        1,693
              Professional                                                                   77,400             5,952       16,406
              Registration                                                                   30,000            18,644       14,800
              Organization                                                                       --             7,084        3,560
              Other                                                                          71,508             2,586        6,996
              Total expenses before reductions and reimbursements                        10,879,393            67,431      130,835
              Expenses assumed by Lord Abbett                                                    --           (25,728)          --
              Expenses assumed by other funds                                                    --                --      (21,027)
              Expense reductions                                                           (219,776)             (324)      (1,314)
              Net expenses                                                               10,659,617            41,379      108,494
              --------------------------------------------------------------------------------------------------------------------
              Net investment income                                                      74,393,730           264,972      432,717
              --------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
==================================================================================================================================
Realized gain from investment transactions
              Proceeds from sales                                                     8,397,618,271        14,747,850   36,621,531
              Cost of investments sold                                                8,372,546,055        14,720,338   33,206,099
              Net realized gain                                                          25,072,216            27,512    3,415,432
              --------------------------------------------------------------------------------------------------------------------
Unrealized (depreciation) of investments                                                (14,151,426)          (22,020)  (2,665,526)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                          10,920,790             5,492      749,906
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                 $   85,314,520       $   270,464  $ 1,182,623
==================================================================================================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                            Six Months Ended May 31, 1998              Year Ended November 30, 1997
                                                  ---------------------------------------  -----------------------------------------
                                                                     Limited                                   Limited
                                                                    Duration                                  Duration
                                                            U.S.         U.S.                         U.S.         U.S.
Increase (Decrease) in Net Assets                    Government   Government                   Government   Government
                                                     Securities   Securities     Balanced      Securities   Securities     Balanced
                                                         Series       Series       Series          Series       Series       Series
====================================================================================================================================
Operations    Net investment income              $   74,393,730   $  264,972  $   432,717  $  193,985,723  $   603,648  $   561,895
              Net realized gain (loss) from
              investment transactions                25,072,216       27,512    3,415,432     (43,030,400)      39,022      579,922
              Net unrealized appreciation
              (depreciation) of investments         (14,151,426)     (22,020)  (2,665,526)    (10,950,190)    (103,709)     874,298
              Net increase in net assets
              resulting from operations              85,314,520      270,464    1,182,623     140,005,133      538,961    2,016,115
              ----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included
in price of shares sold (reacquired)                         --           --           --              --           --        4,365
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
              Net investment income-Class A         (65,565,025)    (116,724)    (381,978)   (182,138,357)    (262,499)    (469,284)
              Net investment income-Class B            (486,991)    (127,071)        (241)       (669,146)           -            -
              Net investment income-Class C          (5,612,847)          --      (55,209)    (15,887,823)    (339,791)     (64,755)
              Net realized gain from investment
              transactions-Class A                           --           --     (482,407)             --           --     (142,166)
              Net realized gain from investment
              transactions-Class C                           --           --      (88,565)             --           --      (25,083)
              Total distribution                    (71,664,863)    (243,795)  (1,008,400)   (198,695,326)    (602,290)    (701,288)
              ----------------------------------------------------------------------------------------------------------------------
Capital share transactions:
              Net proceeds from sales of shares      36,601,966    2,931,660   14,527,425      90,093,672    4,751,764    8,440,332
              Net asset value of shares issued
              to shareholders in reinvestment of
              net investment income and realized
              gain from investment transactions      34,995,514      159,010      896,593      92,399,913      373,050      578,863
              Total                                  71,597,480    3,090,670   15,424,018     182,493,585    5,124,814    9,019,195
              ----------------------------------------------------------------------------------------------------------------------
              Cost of shares reacquired            (405,032,902)  (4,485,248)  (2,853,011)   (744,682,611)  (7,481,616)  (1,404,283)
              ----------------------------------------------------------------------------------------------------------------------
              Increase (decrease) in net assets
              derived from capital share
              transactions                         (333,435,422)  (1,394,578)  12,571,007    (562,189,026)  (2,356,802)   7,614,912
              ----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                  (319,785,765)  (1,367,909)  12,745,230    (620,879,219)  (2,420,131)   8,934,104
------------------------------------------------------------------------------------------------------------------------------------
Net Assets    Beginning of period                 2,286,411,947   10,276,221   20,340,425   2,907,291,166   12,696,352   11,406,321
              ----------------------------------------------------------------------------------------------------------------------
              End of period+                     $1,966,626,182   $8,908,312  $33,085,655  $2,286,411,947  $10,276,221  $20,340,425
====================================================================================================================================

              +Including undistributed (overdistributed) net investment income of $19,513,895, $(12,371) and $12,310, respectively, as of May 31, 1998 and $16,785,027, $(33,548) and $17,019 as of November 30, 1997.

                       See Notes to Financial Statements.

Financial Highlights

U.S. GOVERNMENT SECURITIES SERIES

                                                                                                                  Class A Shares
                                                           ----------------------------------------------------------------------
                                                           Six Months
                                                                Ended
                                                               May 31,                                   Year Ended November 30,
Per Share Operating Performance:                                 1998            1997         1996      1995      1994      1993
=================================================================================================================================
Net asset value, beginning of period                          $  2.59         $  2.63      $  2.73   $  2.59   $  3.00   $  2.94
---------------------------------------------------------------------------------------------------------------------------------
       Income from investment operations
       Net investment income                                      .09(d)          .20(d)       .215      .235      .247      .239
       Net realized and unrealized gain (loss)
         on investments                                           .01            (.03)        (.105)     .136     (.3685)    .070
       Total from investment operations                           .10             .17          .11       .371     (.1215)    .309
       --------------------------------------------------------------------------------------------------------------------------
       Distributions
       Dividends from net investment income                      (.09)           (.21)        (.210)    (.231)    (.246)    (.249)
       Distribution from net realized gain                         --              --           --        --      (.0425)     --
       --------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  2.60         $  2.59      $  2.63   $  2.73   $  2.59   $  3.00
Total Return(b)                                                  3.83%(c)        6.67%        4.41%    14.89%    (4.24)%   10.70%
=================================================================================================================================
       Ratios to Average Net Assets:
       Expenses                                                  0.48%(c)(e)     0.92%(e)     0.88%     0.90%     0.90%     0.89%
       Net investment income                                     3.47%(c)        7.82%        8.12%     8.85%     8.92%     7.94%
       --------------------------------------------------------------------------------------------------------------------------

                                                     Class B Shares                            Class C Shares
                                             ----------------------------------------  ----------------------------------------
                                                Six            Year                       Six            Year
                                             Months           Ended                    Months           Ended
                                              Ended        November        8/1/96(a)    Ended        November       7/15/96(a)
                                             May 31,             30,           to      May 31,             30,           to
Per Share Operating Performance:               1998            1997      11/30/96        1998            1997      11/30/96
===============================================================================================================================
Net asset value, beginning of period         $ 2.58          $ 2.63       $ 2.57       $ 2.59          $ 2.63       $ 2.55
-------------------------------------------------------------------------------------------------------------------------------
       Income from investment operations
       Net investment income                    .08(d)          .18(d)       .063         .08(d)          .18(d)       .066
       Net realized and unrealized gain
         (loss) on investments                  .02            (.04)         .060         .02            (.03)         .085
       Total from investment operations         .10             .14          .123         .10             .15          .151
       ------------------------------------------------------------------------------------------------------------------------
       Distributions
       Dividends from net investment income    (.08)           (.19)        (.063)       (.08)           (.19)        (.071)
       Distribution from net realized gain       --              --            --          --              --            --
       ------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 2.60          $ 2.58       $ 2.63       $ 2.61          $ 2.59       $ 2.63
-------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                3.86%(c)        5.47%        5.45%(c)     3.84%(c)        5.86%        6.49%(c)
===============================================================================================================================
       Ratios to Average Net Assets:
       Expenses                                0.83%(c)(e)     1.64%(e)     0.48%(c)     0.81%(c)(e)     1.55%(e)     0.60%(c)
       Net investment income                   3.06%(c)        6.77%        2.21%(c)     3.13%(c)        7.25%        2.60%(c)
       ========================================================================================================================

                                              Six Months
                                                   Ended
                                                  May 31,                                                Year Ended November 30,
Supplemental Data for All Classes:                  1998         1997          1996         1995          1994             1993
===============================================================================================================================
       Net assets, end of period (000)        $1,966,626   $2,286,412    $2,907,291   $3,272,865    $3,232,012       $3,909,868
       Portfolio turnover rate                    246.66%      712.82%       820.59%      544.31%       790.57%          586.18%
       ========================================================================================================================

(a) Commencement of offering respective Class shares.

(b) Total return does not consider the effects of sales loads.

(c) Not annualized.

(d) Calculated using average shares outstanding during the period.

(e) The ratios for 1997 and 1998 include expenses paid through an expenses offset arrangement. See Notes to Financial Statements.

Financial Highlights

LIMITED DURATION SERIES

                                                                                                          Class A Shares
                                              ------------------------------------------------------------------------------
                                              Six Months          Year        One
                                                   Ended         Ended      Month
                                                 May 31,  November 30,      Ended   Year Ended   Year Ended      11/4/93(d)
Per Share Operating Performance:                    1998          1997   11/30/96     10/31/96     10/31/95  to 10/31/94
============================================================================================================================
Net asset value, beginning of period               $4.40         $4.42      $4.39        $4.53        $4.44        $4.85
----------------------------------------------------------------------------------------------------------------------------
     Income from investment operations
     Net investment income                           .13(e)        .25(e)     .0174      .1912        .2316          .2650
     Net realized and unrealized gain (loss)
     on investments                                  .00(g)       (.02)       .0333     (.0751)       .1017         (.4123)
     Total from investment operations                .13           .23        .0507      .1161        .3333         (.1473)
     -----------------------------------------------------------------------------------------------------------------------
     Distributions
     Dividends from net investment income           (.12)         (.25)      (.0207)    (.2561)      (.2433)        (.2627)
     -----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.41         $4.40      $4.42      $4.39        $4.53          $4.44
----------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                     3.04%(c)      5.46%      1.15%(c)   2.67%        8.16%         (3.09)%(c)
============================================================================================================================
     Ratios to Average Net Assets:
     Expenses, including waiver and reimbursement   0.23%(c)(f)   0.51%(f)   0.11%(c)   1.81%        1.40%          0.89%(c)
     Expenses, excluding waiver and reimbursement   0.75%(c)      1.40%      0.13%(c)   2.73%        1.71%          0.89%(c)
     Net investment income                          2.98%(c)      5.81%      0.41%(c)   4.58%        5.62%          5.61%(c)
     =======================================================================================================================

                                                                                  Class C Shares
                                              ------------------------------------------------------
                                              Six Months          Year
                                                   Ended         Ended   One Month
                                                 May 31,  November 30,       Ended       7/15/96(a)
Per Share Operating Performance:                    1998          1997    11/30/96   to 10/31/96
====================================================================================================
Net asset value, beginning of period               $4.40         $4.42       $4.39         $4.34
----------------------------------------------------------------------------------------------------
     Income from investment operations
     Net investment income                           .11(e)        .21(e)      .0138         .0667
     Net realized and unrealized gain (loss)
     on investments                                  .00(g)       (.02)        .0342         .0515
     Total from investment operations                .11           .19         .0480         .1182
     -----------------------------------------------------------------------------------------------
     Distributions
     Dividends from net investment income           (.10)         (.21)       (.0180)       (.0682)
     -----------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.41         $4.40       $4.42         $4.39
----------------------------------------------------------------------------------------------------
Total Return(b)                                     2.53%(c)      4.45%       1.09%(c)      2.98%(c)
====================================================================================================
     Ratios to Average Net Assets:
     Expenses, including waiver and reimbursement   0.68%(c)(f)   1.44%(f)    0.19%(c)      0.69%(c)
     Expenses, excluding waiver and reimbursement   1.20%(c)      2.32%       0.21%(c)      0.77%(c)
     Net investment income                          2.52%(c)      4.84%       0.33%(c)      1.26%(c)
     ===============================================================================================

                                  Six Months          Year
                                       Ended         Ended          One
                                     May 31,  November 30,   Month Ended   Year Ended   Year Ended      11/4/93(d)
Supplemental Data for All Classes:      1998          1997      11/30/96     10/31/96     10/31/95  to 10/31/94
==================================================================================================================
     Net assets, end of period (000)  $8,908       $10,276       $12,696      $12,735       $8,922      $10,256
     Portfolio turnover rate          123.08%       343.53%       175.98%      340.62%      222.00%      895.63%
     =============================================================================================================

     (a)  Commencement of offering respective Class shares.
     (b)  Total return does not consider the effects of sales loads.
     (c)  Not annualized.
     (d)  Commencement of operations.
     (e)  Calculated using average shares outstanding during the period.
     (f) The ratios for 1997 and 1998 include expenses paid through an expenses offset arrangement.
     (g)  Amount less than $.01.

          See Notes to Financial Statements.

Financial Highlights

BALANCED SERIES

                                                                                                     Class A Shares
                                                  ---------------------------------------------------------------------
                                                   Six Months
                                                        Ended    Year Ended   One Month
                                                      May 31,  November 30,       Ended    Year Ended      12/27/94(d)
Per Share Operating Performance:                         1998          1997    11/30/96      10/31/96   to 10/31/95
=======================================================================================================================
Net asset value, beginning of period                   $12.80        $11.81      $11.30       $10.71     $ 9.52
-----------------------------------------------------------------------------------------------------------------------
     Income from investment operations
     Net investment income                                .23           .47(e)      .0312        .472       .365
     Net realized and unrealized gain on investments      .47          1.15         .5208        .732      1.185
     Total from investment operations                     .70          1.62         .552        1.204      1.55
     ------------------------------------------------------------------------------------------------------------------
     Distributions
     Dividends from net investment income                (.24)         (.46)       (.0420)      (.462)     (.36)
     Distributions from net realized gain                (.35)         (.17)         -          (.152)       -
     ------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.91        $12.80      $11.81       $11.30     $10.71
-----------------------------------------------------------------------------------------------------------------------
Total Return(b)                                          5.61%(c)     14.24%       4.89%(c)    11.55%     16.32%(c)
=======================================================================================================================
     Ratios to Average Net Assets:
     Expenses, including waiver and reimbursement        0.34%(c)(f)   1.10%(f)    0.07%(c)     0.93%      0.37%(c)
     Expenses, excluding waiver and reimbursement        0.64%(c)      1.53%       0.11%(c)     1.59%      1.26%(c)
     Net investment income                               1.76%(c)      3.89%       0.26%(c)     4.18%      4.39%(c)
     ==================================================================================================================

                                                   Class B Shares                                       Class C Shares
                                                   --------------  -------------------------------------------------------
                                                                   Six Months    Year Ended    One Month
                                                     5/1/98(a)          Ended  November 30,        Ended       7/15/96(a)
Per Share Operating Performance:                   to 5/31/98         5/31/98          1997     11/30/96   to 10/31/96
=================================================================  =======================================================
Net asset value, beginning of period                  $13.14           $12.78        $11.79       $11.29        $10.73
-----------------------------------------------------------------  -------------------------------------------------------
     Income from investment operations
     Net investment income                               .04              .19           .35(e)       .0067         .0349
     Net realized and unrealized gain (loss)
     on investments                                     (.24)             .44          1.15          .5298         .6346
     Total from investment operations                   (.20)             .63          1.50          .5365         .6695
     ------------------------------------------------------------  -------------------------------------------------------
     Distributions
     Dividends from net investment income               (.04)            (.17)         (.34)        (.0365)       (.0730)
     Distributions from net realized gain                 -              (.35)         (.17)          -           (.0365)
     ------------------------------------------------------------  -------------------------------------------------------
Net asset value, end of period                        $12.90           $12.89        $12.78       $11.79        $11.29
-----------------------------------------------------------------  -------------------------------------------------------
Total Return(b)                                        (1.56)%(c)        5.12%(c)     13.14%        4.76%(c)      7.78%(c)
==========================================================================================================================
     Ratios to Average Net Assets:
     Expenses, including waiver and reimbursement       0.11%(c)(f)      0.84%(c)(f)   2.08%(f)     0.16%(c)      0.62%(c)
     Expenses, excluding waiver and reimbursement       0.28%(c)         1.33%(c)      2.51%        0.20%(c)      0.77%(c)
     Net investment income                              0.13%(c)         1.41%(c)      2.88%        0.17%(c)      0.70%(c)
     =====================================================================================================================

                                               Six Months     Year Ended     One Month
                                                    Ended   November 30,         Ended    Year Ended       12/27/94(d)
Supplemental Data for All Classes:                5/31/98           1997      11/30/96      10/31/96    to 10/31/95
======================================================================================================================
     Net assets, end of period (000)              $33,086        $20,340       $11,406       $10,988         $5,713
     Portfolio turnover rate                       156.78%        216.07%        10.05%       187.78%        131.80%
     =================================================================================================================

     (a)  Commencement of offering respective Class shares.
     (b)  Total return does not consider the effects of sales loads.
     (c)  Not annualized.
     (d)  Commencement of operations.
     (e)  Calculated using average shares outstanding during the period.
     (f) The ratios for 1997 and 1998 include expenses paid through an expenses offset arrangement.

          See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 16, 1993. The Trust consists of four separate portfolios ("Series"). This reports covers three of the Series-Lord Abbett U.S. Government Securities Series ("U.S. Government"), Lord Abbett Limited Duration U.S. Government Securities Series ("Limited Duration") and Lord Abbett Balanced Series ("Balanced"). Effective March 31, 1998, the Balanced Series structure was changed from investing directly in portfolio securities to investing in other funds managed by Lord Abbett ("Underlying Funds"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities are valued at amortized cost which approximates market value.

(b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Discounts on strips are accrued to maturity using the constant yield method. The Trust has elected not to amortize premiums on U.S. Government bonds, which is consistent with the treatment for federal income tax purposes.

(d) With respect to Balanced Series, a portion of the proceeds from sales and costs of repurchases of shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The organization expenses of Limited Duration Series and Balanced Series are amortized evenly over a period of five years from their respective commencement dates of operations.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Trust. The management fee is based on average daily net assets for each month at the annual rate of 0.50% for U.S. Government Series and Limited Duration Series and 0.75% for Balanced Series. The management fee for U.S. Government Series is reduced to 0.45% for average daily net assets in excess of $3 billion. Lord Abbett waived its management fee during the period for Limited Duration Series and a portion of its management fee for Balanced Series.

Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by the Series, pursuant to a formula based on the asset size and expense ratio of each Series. The Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of May 31, 1998, other expenses reimbursed by Lord Abbett and not repaid by Limited Duration Series and Balanced Series amounted to $34,952 and $4,576, respectively.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pays Distributor (1) an annual service fee of (a) 0.15% of the average daily net asset value of shares sold prior to September 1, 1985 and 0.25% of the average daily net asset value of shares sold on or after that date for U.S. Government Series and (b) 0.25% of the average daily net asset value of Class A shares of Limited Duration Series and Balanced Series, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net asset value of Class A shares serviced by certain qualifying institutions. The Class A Plan of Limited Duration Series and Balanced Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million and $50 million, respectively. Pursuant to the Class B Plan of U.S. Government and Balanced Series, the Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of each Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

The Balanced Series has entered into a Servicing Arrangement with each Underlying Fund: pursuant to which each Underlying Fund will pay a portion of the expenses of the Balanced Series in proportion to the average daily value of shares owned by the Balanced Series to the extent each Underlying Fund benefits.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized dealers:

                                                 Distributor            Dealers'
Series                                           Commissions         Concessions
--------------------------------------------------------------------------------
U.S. Government Series-Class A                    $ 72,325              $488,269
--------------------------------------------------------------------------------
Limited Duration Series-Class A                      5,596                32,061
--------------------------------------------------------------------------------
Balanced Series-Class A                             40,949               282,431
--------------------------------------------------------------------------------

3. Distributions

Dividends from net investment income are declared daily and paid monthly with respect to U.S. Government Series and Limited Duration Series and declared quarterly and paid monthly with respect to Balanced Series. Taxable net realized gains from investment transactions in excess of any capital loss carryforward are distributed to shareholders annually. At May 31, 1998, accumulated net realized gain (loss) for financial reporting purposes aggregated $(589,995,673), $(1,756,947) and $3,468,909 for U.S. Government Series, Limited Duration Series and Balanced Series, respectively. The capital loss carryforwards for U.S. Government Series and Limited Duration Series (which are substantially the same as the accumulated net realized loss) expire in 2001, 2002, 2003, 2004 and 2005.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

Transactions in shares of beneficial interest (both shares and dollar amounts) were as follows:

                                                                                                Six Months Ended May 31, 1998
                                             --------------------------------------------------------------------------------
                                                   U.S. Government Series   Limited Duration Series           Balanced Series
Class A                                            Shares          Amount      Shares        Amount      Shares        Amount
-------------------------------------------------------------------------   -----------------------   -----------------------
Sales of shares                                 9,378,346   $  24,370,705     631,057   $ 2,782,043     928,107   $11,955,288
Shares issued to shareholders in reinvestment
of net investment income and realized gain
from investment transactions                   12,388,418      32,129,905      23,261       102,566      60,891       767,511
Total                                          21,766,764      56,500,610     654,318     2,884,609     988,998    12,722,799
-------------------------------------------------------------------------   -----------------------   -----------------------
Shares reacquired                            (140,392,822)   (364,847,266)   (543,038)   (2,394,930)   (202,107)   (2,552,201)
Increase (decrease) in shares                (118,626,058)  $(308,346,656)    111,280   $  (489,679)    786,891   $10,170,598
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 Year Ended November 30, 1997
                                             --------------------------------------------------------------------------------
                                                   U.S. Government Series   Limited Duration Series           Balanced Series
Class A                                            Shares          Amount      Shares        Amount      Shares        Amount
-------------------------------------------------------------------------   -----------------------   -----------------------
Sales of shares                                25,354,195   $  64,626,884     957,560    $4,183,207     556,934    $6,810,253
Shares issued to shareholders in reinvestment
of net investment income and realized gain
from investment transactions                   33,153,482      84,672,986      39,152       171,185      42,316       502,999
Total                                          58,507,677     149,299,870     996,712     4,354,392     599,250     7,313,252
-------------------------------------------------------------------------   -----------------------   -----------------------
Shares reacquired                            (253,938,633)   (648,051,118) (1,001,795)   (4,369,426)    (79,396)     (966,521)
Increase (decrease) in shares                (195,430,956)  $(498,751,248)     (5,083)   $  (15,034)    519,854    $6,346,731
-----------------------------------------------------------------------------------------------------------------------------

                                                                                        May 1, 1998
                                                                                   (Commencement of
                                                        Six Months Ended    Offering Class B Shares)                 Year Ended
                                                            May 31, 1998             to May 31, 1998          November 30, 1997
                                                -------------------------------------------------------------------------------
                                                  U.S. Government Series             Balanced Series     U.S. Government Series
Class B                                             Shares        Amount        Shares        Amount       Shares        Amount
------------------------------------------------------------------------   -------------------------   ------------------------
Sales of shares                                  2,043,128   $ 5,305,659        25,451      $331,447    4,045,212   $10,307,080
Shares issued to shareholders in
reinvestment of net investment income               77,922       201,971            10           133       95,421       243,523
Total                                            2,121,050     5,507,630        25,461       331,580    4,140,633    10,550,603
------------------------------------------------------------------------   -------------------------   ------------------------
Shares reacquired                               (1,266,458)   (3,293,840)          (12)         (150)    (464,040)   (1,177,526)
Increase in shares                                 854,592   $ 2,213,790        25,449      $331,430    3,676,593   $ 9,373,077
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                Six Months Ended May 31, 1998
                                               --------------------------------------------------------------------------------
                                                  U.S. Government Series     Limited Duration Series            Balanced Series
Class C                                             Shares        Amount        Shares        Amount       Shares        Amount
------------------------------------------------------------------------   -------------------------   ------------------------
Sales of shares                                  2,661,595  $  6,925,602        33,869   $   149,617      173,916    $2,240,690
Shares issued to shareholders in reinvestment
of net investment income and realized gain
from investment transactions                     1,024,421     2,663,638        12,796        56,444       10,251       128,949
Total                                            3,686,016     9,589,240        46,665       206,061      184,167     2,369,639
------------------------------------------------------------------------   -------------------------   ------------------------
Shares reacquired                              (14,171,412)  (36,891,796)     (472,436)   (2,090,318)     (23,203)     (300,661)
Increase (decrease) in shares                  (10,485,396) $(27,302,556)     (425,771)  $(1,884,257)     160,964    $2,068,978
-------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements

                                                                                                   Year Ended November 30, 1997
-------------------------------------------------------------------------------------------------------------------------------
                                                  U.S. Government Series     Limited Duration Series            Balanced Series
Class C                                             Shares        Amount        Shares        Amount       Shares        Amount
------------------------------------------------------------------------   -------------------------   ------------------------
Sales of shares                                5,922,523    $ 15,159,708        130,136  $   568,557      133,693    $1,630,079
Shares issued to shareholders in reinvestmment
of net investment income and realized gain
from investment transactions                   2,926,625       7,483,404         46,233      201,865        6,375        75,864
Total                                          8,849,148      22,643,112        176,369      770,422      140,068     1,705,943
------------------------------------------------------------------------   -------------------------   ------------------------
Shares reacquired                            (37,517,932)    (95,453,967)      (711,754)  (3,112,190)     (35,998)     (437,762)
Increase (decrease) in shares                (28,668,784)   $(72,810,855)      (535,385) $(2,341,768)     104,070    $1,268,181
-------------------------------------------------------------------------------------------------------------------------------

At May 31, 1998, paid in capital aggregated $2,514,449,497 for U.S. Government Series, $10,665,075 for Limited Duration Series and $30,186,589 for Balanced Series.

5. Portfolio Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                                Purchases            Sales
--------------------------------------------------------------------------------
U.S. Government Series                           $5,348,846,906   $5,442,097,096
--------------------------------------------------------------------------------
Limited Duration Series                          $   10,858,619   $   14,547,363
--------------------------------------------------------------------------------
Balanced Series                                  $   50,670,505   $   37,334,564
--------------------------------------------------------------------------------

As of May 31, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                                 Net Unrealized
                                   Appreciation       Unrealized     Unrealized
Series                            (Depreciation)    Appreciation   Depreciation
--------------------------------------------------------------------------------
U.S. Government Series              $22,658,463      $23,484,130      $(825,667)
--------------------------------------------------------------------------------
Limited Duration Series             $    12,555      $    23,099      $ (10,544)
--------------------------------------------------------------------------------
Balanced Series                     $  (528,154)     $         -      $(528,154)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

The U.S. Government Series loans its portfolio investments to brokers. As of May 31, 1998, the market value of securities on loan to brokers was $89,127,431 for which the Series has obtained collateral aggregating $91,483,390 consisting of cash and U.S. Treasury securities.

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustees' fees payable at May 31, 1998 under a deferred compensation plan were $717,112.

7. U.S. Government Series

On July 12, 1996, Lord Abbett U.S. Government Securities Fund, Inc. became a Series of the Trust. The Limited Duration Series and Balanced Series changed their fiscal year end from October 31 to November 30 to conform to the fiscal year end of the U.S. Government Series. Accordingly, the financial statements of the Limited Duration Series and Balanced Series covered a one month period from November 1, 1996 to November 30, 1996.

8. Expense Reduction

The Trust has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Series' expenses.

  Our Management

  Board of Trustees

  Robert S. Dow
  E. Wayne Nordberg
  E. Thayer Bigelow*+
  Stewart S. Dixon*
  John C. Jansing*
  C. Alan MacDonald*+
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+
* Outside Trustee
+ Audit Committee

  Officers

  Robert S. Dow, Chairman and President
  Robert G. Morris, Executive Vice
  President and Portfolio Manager
  Robert I. Gerber, Executive Vice
  President and Portfolio Manager
  Paul A. Hilstad, Vice President
  and Secretary
  Zane E. Brown, Vice President
  Daniel E. Carper, Vice President
  W. Thomas Hudson, Jr., Vice President
  Robert A. Lee, Vice President
  E. Wayne Nordberg, Vice President
  Walter H. Prahl, Vice President
  Laurence H. Kaplan, Vice President
  and Assistant Secretary
  Thomas F. Konop, Vice President
  and Assistant Secretary
  A. Edward Oberhaus III, Vice President
  Keith F. O'Connor, Vice President
  Donna McManus, Treasurer
  Joseph Van Dyke, Assistant Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary

  Investment Manager and
  Underwriter

  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  The General Motors Building
  767 Fifth Avenue
  New York, NY 10153-0203
  212-848-1800

  Custodian

  The Bank of New York
  New York, NY

  Transfer Agent

  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent

  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors

  Deloitte & Touche llp
  New York, NY

  Counsel
  Debevoise & Plimpton
  New York, NY

Copyright (C) 1998 by Lord Abbett Investment Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

     A Tradition of Performance Through

Disciplined
          Investing

[PHOTO OMITTED]

          (standing, from left to right)
          Robert I. Gerber, Director of Taxable-Fixed Income Management and Portfolio Manager--Lord Abbett Investment Trust

          Burton Zwick, Senior Economist

          (seated, from left to right)
          Zane E. Brown, Partner and Director of Fixed Income

          Timothy W. Horan, Portfolio Manager--Lord Abbett Investment Trust

          A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 55 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.

About Your
Trust's
     Board of
     Trustees

The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests. Board members review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager) and Lord Abbett Distributor LLC (the Trust's underwriter). They meet regularly to review a wide variety of information and issues regarding your Trust. Every member of the Board possesses extensive business experience. Lord Abbett Investment Trust share-holders are indeed fortunate to have a group of independent trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our independent trustees, E. Thayer Bigelow, Jr.

                    E. Thayer Bigelow, Jr.
                    Director--Lord Abbett
                    Investment Trust

                    [PHOTO OMITTED]

Mr. Bigelow is a graduate of Trinity College and earned his MBA at the University of Colgate Darden Business School. He is currently the CEO of Court Room Television Network, and previously served for five years as President and CEO of Time Warner Cable Programming, Inc.

Mr. Bigelow serves as a member of the Board of Trustees for the Cate School. He is also a member of the Board of Directors for the Visiting Nurse Service of New York, Crane Co., Medusa Inc., and The Boy's Club of New York. He has been an independent director for all of Lord Abbett's funds since 1994.

   Investing in the
Lord Abbett
                                 Family of Funds

----------------------------------------------------------------------------------------------------------------------------
GROWTH
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      INCOME
----------------------------------------------------------------------------------------------------------------------------
Aggressive     Growth Funds    Growth &           Balanced Fund      Income Funds         Tax-Free           Money
Growth Fund                    Income Funds                                               Income Funds       Market Fund
Developing     Alpha Series    Affiliated Fund    Balanced Series    Bond-Debenture       o  National        U.S. Government
Growth Fund                                                          Fund                 o  California      Securities
               Global Fund-    Growth &                                                   o  Connecticut     Money Market
               Equity Series   Income Series                         Global Fund-         o  Florida         Fund**+
                                                                     Income Series        o  Georgia
               International   Research Fund-                                             o  Hawaii
               Series          Large-Cap                             Limited Duration     o  Michigan
                               Series                                U.S. Government      o  Minnesota
               Mid-Cap                                               Securities Series**  o  Missouri
               Value Fund                                                                 o  New Jersey
                                                                     U.S. Government      o  New York
               Research Fund-                                        Securities Series**  o  Pennsylvania
               Small-Cap                                                                  o  Texas
               Series*                                               World Bond-          o  Washington
                                                                     Debenture Series

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Global Value Fund.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 30 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your investment professional to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129

For Literature: 800-874-3733

For More Information: 800-426-1130

Visit Our Web Site: http://www.lordabbett.com

* The Lord Abbett Research Fund-Small-Cap Series is closed to new investors. For more information, call Lord Abbett Distributor LLC at 800-426-1130.

** An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ Although the Fund is managed to maintain, and has maintained, its stable net asset value of $1.00 per share price, it is possible to lose money by investing in the Fund.

                                                                 ---------------
[LOGO](R)  LORD, ABBETT & CO.                                       BULK RATE
           Investment Management                                  U.S. POSTAGE
A Tradition of Performance Through Disciplined Investing              PAID
                                                                 PERMIT NO. 2405
                                                                 NEW YORK, N.Y.
                                                                 ---------------

LORD ABBETT DISTRIBUTOR LLC                                           LAIT-3-598
------------------------------------------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (7/98)